Morgan Stanley Special Growth Fund
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002

Dear Shareholder:

The six-month period ended August 31, 2002, proved to be exceedingly difficult for the U.S. equity markets. Volatility was extremely high, as both value and growth stocks were hit hard by heavy broad-based selling. Further complicating matters was the seemingly never-ending stream of accounting scandals and news of improper conduct by corporate officers. We witnessed the collapse of Enron and WorldCom, the largest U.S. corporation to file for bankruptcy. Economic news failed to provide much of a positive catalyst, as durable goods orders, consumer sentiment and preliminary Gross Domestic Product (GDP) figures for the second quarter of 2002 were weaker than expected. In addition, GDP projections for the first through third quarters of 2001 were revised to show negative growth for each quarter, indicating that last year's recession was longer and deeper than had been originally thought.

Performance and Portfolio Strategy

For the six-month period ended August 31, 2002, Morgan Stanley Special Growth Fund's Class A, B, C and D shares posted total returns of -32.04 percent, -32.30 percent, -32.17 percent and -31.97 percent, respectively. For the same period, the S&P SmallCap 600 Index returned -12.57 percent.* The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance.

The Fund's underperformance during the period can be attributed in large part to its relatively large weightings in the technology and media industries. Both of these economically sensitive industries suffered from weak stock performance during the six-month period, as the economy failed to recover as expected. Within the technology sector, performance was hindered most by sizable positions in such semiconductor companies as Maxim and Semtech, and such software companies as Siebel Systems and Retek. However, the Fund used the sell-off in technology stocks as an opportunity to add positions in such leading companies as Marvell Technology and Varian Semiconductor. Another significant contributor to the Fund's underperformance was its position in Gemstar-TV Guide, which posted disappointing earnings and was subsequently eliminated from the portfolio.

---------------------
*The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the Index proportionate to its market value. It is not possible to invest directly in an index. Index performance is shown for informational purposes only and is not meant to represent the performance of any Morgan Stanley product.

Morgan Stanley Special Growth Fund
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002 continued

Despite the challenging environment, there were some bright spots in the Fund's portfolio. In the consumer sector, PETsMART and a new addition, Strayer Education, contributed positively to performance. Investments in the business-services industry, including Corporate Executive Board and Advisory Board Company, made positive contributions to performance. Similarly, several health-care investments, including First Health Group and Sunrise Assisted Living, contributed to performance.

During the period under review, the Fund added positions in several health-care names, including Dianon Systems, Intermune, and Lifepoint Hospitals, and in the consumer sector (i.e., Gymboree and Performance Food Group).

Looking Ahead

In our view, recent stock market activity has demonstrated that investor psychology is negative. This cautious sentiment seems to be driven by concerns about overcapacity, weak corporate capital expenditures, a slowdown in economic momentum, the threat of renewed terrorism, rhetoric over Iraq, and accounting and corporate-governance issues. However, we see the backdrop somewhat differently. We believe that valuations are more attractive, not less attractive, at current levels. Mutual fund redemptions, which have been running at a high rate, are a good contrary indicator. In our opinion, the market appears oversold, and extremes in bearish sentiment usually correlate well with stock market bottoms. Interest rates are at 40-year lows and inflation is very well behaved. Auto sales are strong, mortgage refinancings are at record levels and corporate profits seem to be turning upward.

Although, the current market environment has been and remains very difficult, the Fund's portfolio management team is responding to these challenges by sticking to its investment discipline and positioning the portfolio for a growing economy. We remain cautiously optimistic about the future for the U.S. equity markets, and believe that the combination of stabilizing fundamentals and the lowest valuations in recent memory positions the Fund to participate fully in a market recovery.

Morgan Stanley Special Growth Fund
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002 continued

We appreciate your ongoing support of Morgan Stanley Special Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Special Growth Fund
FUND PERFORMANCE - AUGUST 31, 2002

          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
1 Year                     (44.10)%(1) (47.03)%(2)
5 Years                    (7.42)%(1)  (8.42)%(2)
Since Inception (7/28/97)  (7.04)%(1)  (8.02)%(2)
                 CLASS C SHARES+
-------------------------------------------------
1 Year                     (44.43)%(1) (44.99)%(2)
5 Years                    (8.13)%(1)  (8.13)%(2)
Since Inception (7/28/97)  (7.75)%(1)  (7.75)%(2)
                CLASS B SHARES**
-------------------------------------------------
1 Year                     (44.53)%(1) (47.30)%(2)
5 Years                    (8.09)%(1)  (8.42)%(2)
Since Inception (8/2/93)    2.06 %(1)   2.06 %(2)
                CLASS D SHARES++
-------------------------------------------------
1 Year                     (44.00)%(1)
5 Years                    (7.24)%(1)
Since Inception (7/28/97)  (6.86)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Special Growth Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (99.6%)
              Apparel/Footwear (0.2%)
   70,400     GSI Commerce, Inc.*......  $    357,632
                                         ------------
              Apparel/Footwear Retail
              (0.4%)
   54,600     Gymboree Corp. (The)*....       868,686
                                         ------------
              Biotechnology (5.1%)
   67,850     Alkermes, Inc. ..........       557,048
  139,010     Arena Pharmaceuticals,
               Inc.*...................       903,565
   88,000     Celgene Corp.*...........     1,529,440
   24,900     Charles River
               Laboratories
               International, Inc.*....       984,795
   78,400     CV Therapeutics, Inc.*...     1,703,789
   29,600     IDEXX Laboratories,
               Inc.*...................       861,064
   14,750     InterMune Inc.*..........       366,832
  185,900     Lexicon Genetics Inc.*...       970,398
   37,300     Myriad Genetics, Inc.*...       640,441
   37,600     Techne Corp.*............     1,067,539
   38,200     Vertex Pharmaceuticals,
               Inc.*...................       760,180
                                         ------------
                                           10,345,091
                                         ------------
              Broadcasting (18.5%)
  456,200     Cox Radio, Inc. (Class
               A)*.....................    10,939,676
   83,900     Entercom Communications
               Corp.*..................     3,674,820
  210,300     Radio One, Inc. (Class
               A)*.....................     3,333,255
  422,800     Radio One, Inc. (Class
               D)*.....................     6,650,644
  451,500     Spanish Broadcasting
               System, Inc. (Class
               A)*.....................     3,192,105
  270,400     Westwood One, Inc.*......     9,445,072
                                         ------------
                                           37,235,572
                                         ------------
              Cable/Satellite TV (0.9%)
  314,400     Mediacom Communications
               Corp.*..................     1,854,960
                                         ------------
              Computer Communications
              (0.4%)
   91,000     McDATA Corp. (Class
               A)*.....................       870,870
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Consumer Sundries (0.5%)
   84,100     Oakley, Inc.*............  $  1,101,710
                                         ------------
              Data Processing Services
              (2.5%)
   97,800     CheckFree Corp.*.........     1,209,786
  260,850     CSG Systems
               International, Inc.*....     3,101,506
   26,100     Global Payments Inc.*....       727,146
                                         ------------
                                            5,038,438
                                         ------------
              Discount Stores (3.1%)
  129,733     99 Cents Only Stores*....     3,133,052
   92,412     Dollar Tree Stores,
               Inc.*...................     2,274,259
   59,600     ShopKo Stores, Inc.*.....       855,856
                                         ------------
                                            6,263,167
                                         ------------
              Drugstore Chains (0.6%)
   79,200     Duane Reade, Inc.*.......     1,255,320
                                         ------------
              Electronic Production
              Equipment (0.8%)
  119,450     Numerical Technologies,
               Inc.*...................       548,276
   48,000     Varian Semiconductor
               Equipment Associates,
               Inc.*...................     1,004,160
                                         ------------
                                            1,552,436
                                         ------------
              Food Distributors (0.6%)
   33,600     Performance Food Group
               Co.*....................     1,164,240
                                         ------------
              Food: Specialty/ Candy
              (1.3%)
  171,600     Peet's Coffee & Tea,
               Inc.*...................     2,586,012
                                         ------------
              Hospital/Nursing
              Management (3.8%)
   31,600     LifePoint Hospitals,
               Inc.*...................       955,584
  126,200     Manor Care, Inc.*........     2,958,128
   36,100     Province Healthcare
               Co.*....................       615,505
  123,000     Sunrise Assisted Living,
               Inc.*...................     3,124,200
                                         ------------
                                            7,653,417
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Insurance Brokers/
              Services (0.5%)
   35,700     Brown & Brown, Inc.*.....  $  1,044,225
                                         ------------
              Internet Software/
              Services (9.1%)
  130,800     Agile Software Corp.*....       881,592
  127,700     Interwoven, Inc.*........       319,250
  136,300     Overture Services,
               Inc.*...................     2,760,348
  392,017     Retek, Inc.*.............     1,916,963
  467,800     Selectica Inc.*..........     2,034,462
  477,700     Siebel Systems, Inc.*....     4,041,342
  161,000     VeriSign, Inc.*..........     1,155,980
  357,800     WebEx Communications,
               Inc.*...................     5,270,394
                                         ------------
                                           18,380,331
                                         ------------
              Investment Managers
              (0.5%)
   17,800     Affiliated Managers
               Group, Inc.*............       932,720
                                         ------------
              Managed Health Care
              (1.5%)
  114,100     First Health Group
               Corp.*..................     3,024,791
                                         ------------
              Medical Distributors
              (1.5%)
  127,000     Andrx Group*.............     3,128,010
                                         ------------
              Medical Specialties
              (1.3%)
  107,000     BriteSmile, Inc.*........       145,520
  142,950     Endocare, Inc.*..........     1,581,027
  124,800     Thoratec Corp.*..........       866,112
                                         ------------
                                            2,592,659
                                         ------------
              Medical/Nursing Services
              (1.9%)
   30,900     American Healthways,
               Inc.*...................       527,463
   40,550     Kindred Healthcare,
               Inc.*...................     1,519,003
  165,562     Option Care Inc.*........     1,859,261
                                         ------------
                                            3,905,727
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Miscellaneous Commercial
              Services (1.1%)
   23,850     Fair, Isaac & Co.,
               Inc.*...................  $    845,483
  301,300     SmartForce PLC (ADR)
               (Ireland)*..............     1,304,629
                                         ------------
                                            2,150,112
                                         ------------
              Other Consumer Services
              (1.4%)
   38,200     Strayer Education,
               Inc.*...................     2,117,082
   13,150     Weight Watchers
               International, Inc.*....       623,968
                                         ------------
                                            2,741,050
                                         ------------
              Packaged Software (7.0%)
  299,300     Informatica Corp.*.......     1,370,794
   55,800     Macromedia, Inc.*........       381,672
  251,380     Macrovision Corp.*.......     3,479,099
  242,600     Manugistics Group,
               Inc.*...................       970,400
   95,900     Mercury Interactive
               Corp.*..................     2,436,819
  101,400     NetIQ Corp.*.............     1,967,160
  337,100     Quest Software, Inc.*....     3,492,356
                                         ------------
                                           14,098,300
                                         ------------
              Personnel Services (0.7%)
   83,720     Resources Connection
               Inc.*...................     1,457,565
                                         ------------
              Pharmaceuticals: Generic
              Drugs (1.4%)
   99,350     American Pharmaceuticals
               Partners, Inc.*.........     1,511,114
  190,200     Impax Laboratories,
               Inc.*...................     1,287,654
                                         ------------
                                            2,798,768
                                         ------------
              Property - Casualty
              Insurers (0.7%)
   83,900     Odyssey Re Holdings
               Corp.*..................     1,448,114
                                         ------------
              Publishing: Books/
              Magazines (0.2%)
   20,500     Information Holdings
               Inc.*...................       393,600
                                         ------------
              Recreational Products
              (1.4%)
   87,800     Action Performance
               Companies, Inc.*........     2,842,086
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Restaurants (1.1%)
  111,300     California Pizza Kitchen,
               Inc.*...................  $  2,247,147
                                         ------------
              Semiconductors (12.6%)
  231,600     Exar Corp.*..............     3,446,208
  178,896     Intersil Corp. (Class
               A)*.....................     3,026,920
  116,600     Marvell Technology Group
               Ltd. (Bermuda)*.........     2,222,396
  264,300     Maxim Integrated
               Products, Inc.*.........     8,354,523
  222,100     Micrel, Inc.*............     2,454,205
  359,600     Semtech Corp.*...........     4,750,316
  247,200     Silicon Image, Inc.*.....     1,053,072
                                         ------------
                                           25,307,640
                                         ------------
              Services to the Health
              Industry (5.9%)
   59,500     Accredo Health, Inc.*....     3,048,185
   97,800     Advisory Board Co.
               (The)*..................     3,099,380
  106,900     Albany Molecular
               Research, Inc.*.........     2,096,309
   32,200     Dianon Systems, Inc.*....     1,288,322
   75,750     Odyssey Healthcare,
               Inc.*...................     2,272,500
                                         ------------
                                           11,804,696
                                         ------------
              Specialty Stores (8.5%)
  170,750     Cost Plus, Inc.*.........     4,174,838
  179,800     Linens 'N Things,
               Inc.*...................     3,878,286
  307,700     PETsMART, Inc.*..........     5,141,667
  176,200     Williams-Sonoma, Inc.*...     4,052,600
                                         ------------
                                           17,247,391
                                         ------------
              Specialty
              Telecommunications (0.2%)
  177,000     Raindance Communications,
               Inc.*...................       380,550
                                         ------------
              Telecommunication
              Equipment (2.4%)
  150,300     Advanced Fibre
               Communications, Inc.*...     2,651,292
  229,700     Polycom, Inc.*...........     2,253,357
                                         ------------
                                            4,904,649
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Wireless
              Telecommunications (0.0%)
      363     Millicom International
               Cellular S.A.
               (Luxembourg)*...........  $        363
                                         ------------
              Total Common Stocks
              (Cost $281,759,112)......   200,978,045
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (0.6%)
              Repurchase Agreement
  $ 1,292     The Bank of New York
               1.625% due 09/03/02
               (dated 08/30/02;
               proceeds $1,292,311) (a)
               (Cost $1,292,078).......     1,292,078
                                         ------------

Total Investments
(Cost $283,051,190) (b).....   100.2%     202,270,123
Liabilities in Excess of
Other Assets................    (0.2)        (448,577)
                               -----     ------------
Net Assets..................   100.0%    $201,821,546
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a)  Collateralized by $1,328,320 Federal National
         Mortgage Assoc. 1.625% due 02/20/03 valued at
         $1,317,924.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $31,902,146 and the aggregate gross unrealized depreciation is $112,683,213, resulting in net unrealized depreciation of $80,781,067.

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $283,051,190).......................................  $ 202,270,123
Receivable for:
    Shares of beneficial interest sold......................        173,607
    Investments sold........................................         32,707
Prepaid expenses and other assets...........................        123,426
                                                              -------------
    Total Assets............................................    202,599,863
                                                              -------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................        271,278
    Investment management fee...............................        173,587
    Distribution fee........................................        136,783
    Investments purchased...................................         66,522
Accrued expenses and other payables.........................        130,147
                                                              -------------
    Total Liabilities.......................................        778,317
                                                              -------------
    Net Assets..............................................  $ 201,821,546
                                                              =============
Composition of Net Assets:
Paid-in-capital.............................................  $ 513,744,480
Net unrealized depreciation.................................    (80,781,067)
Net investment loss.........................................     (3,249,410)
Accumulated net realized loss...............................   (227,892,457)
                                                              -------------
    Net Assets..............................................  $ 201,821,546
                                                              =============
Class A Shares:
Net Assets..................................................    $11,248,710
Shares Outstanding (unlimited authorized, $.01 par value)...      1,006,261
    Net Asset Value Per Share...............................         $11.18
                                                              ==============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......         $11.80
                                                              ==============
Class B Shares:
Net Assets..................................................   $148,666,346
Shares Outstanding (unlimited authorized, $.01 par value)...     13,828,861
    Net Asset Value Per Share...............................         $10.75
                                                              ==============
Class C Shares:
Net Assets..................................................     $6,974,217
Shares Outstanding (unlimited authorized, $.01 par value)...        649,888
    Net Asset Value Per Share...............................         $10.73
                                                              ==============
Class D Shares:
Net Assets..................................................    $34,932,273
Shares Outstanding (unlimited authorized, $.01 par value)...      3,090,429
    Net Asset Value Per Share...............................         $11.30
                                                              ==============

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2002 (unaudited)

Net Investment Loss:

Income
Interest....................................................  $      57,602
Dividends...................................................         14,613
                                                              -------------
    Total Income............................................         72,215
                                                              -------------
Expenses
Investment management fee...................................      1,431,598
Distribution fee (Class A shares)...........................         17,246
Distribution fee (Class B shares)...........................      1,114,173
Distribution fee (Class C shares)...........................         50,658
Transfer agent fees and expenses............................        576,584
Professional fees...........................................         38,108
Shareholder reports and notices.............................         37,939
Registration fees...........................................         25,594
Custodian fees..............................................         19,113
Trustees' fees and expenses.................................          6,316
Other.......................................................          4,296
                                                              -------------
    Total Expenses..........................................      3,321,625
                                                              -------------
    Net Investment Loss.....................................     (3,249,410)
                                                              -------------
Net Realized and Unrealized Loss:
Net realized loss...........................................    (36,645,478)
Net change in unrealized depreciation.......................    (60,905,862)
                                                              -------------
    Net Loss................................................    (97,551,340)
                                                              -------------
Net Decrease................................................  $(100,800,750)
                                                              =============

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              AUGUST 31, 2002   FEBRUARY 28, 2002
                                                               -------------      -------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................   $  (3,249,410)     $  (8,978,564)
Net realized loss...........................................     (36,645,478)      (147,552,519)
Net change in unrealized depreciation.......................     (60,905,862)       (17,069,021)
                                                               -------------      -------------
    Net Decrease............................................    (100,800,750)      (173,600,104)

Net decrease from transactions in shares of beneficial
  interest..................................................     (18,922,623)       (46,437,659)
                                                               -------------      -------------

    Net Decrease............................................    (119,723,373)      (220,037,763)
Net Assets:
Beginning of period.........................................     321,544,919        541,582,682
                                                               -------------      -------------
End of Period
(Including a net investment loss of $3,249,410 and $0,
respectively)...............................................   $ 201,821,546      $ 321,544,919
                                                               =============      =============

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Special Growth Fund (the "Fund"), formerly Morgan Stanley Small Cap Growth Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities convertible into common stocks of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Standard & Poor's Small Cap 600 Index. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market

Morgan Stanley Special Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Special Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1.5 billion; and 0.95% to the portion of daily net assets in excess of $1.5 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

On April 25, 2002, the Board of Trustees of the Fund determined to terminate the Sub-Advisory Agreement. Therefore, effective on October 1, 2002, the Investment Manager will assume direct responsibility for investment of the Fund's portfolio.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charged has been imposed or waived: or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which

Morgan Stanley Special Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $24,925,815 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors, and other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2002 it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $294,600 and $972, respectively and received $8,787 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2002 aggregated $31,870,339 and $51,975,678, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status

At February 28, 2002, the Fund had a net capital loss carryover of approximately $166,892,000 of which $10,229,000 will be available through February 28, 2009 and $156,663,000 will be available through February 28, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $22,679,000 during fiscal 2002.

As of February 28, 2002, The Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

Morgan Stanley Special Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                             FOR THE SIX                 FOR THE YEAR
                                                            MONTHS ENDED                    ENDED
                                                           AUGUST 31, 2002            FEBRUARY 28, 2002
                                                      -------------------------   --------------------------
                                                             (unaudited)
                                                        SHARES        AMOUNT        SHARES        AMOUNT
                                                      ----------   ------------   ----------   -------------
CLASS A SHARES
Sold................................................     520,494   $  7,919,682    1,163,376   $  22,695,349
Redeemed............................................    (369,296)    (5,756,794)  (1,182,940)    (22,790,801)
                                                      ----------   ------------   ----------   -------------
Net increase (decrease) - Class A...................     151,198      2,162,888      (19,564)        (95,452)
                                                      ----------   ------------   ----------   -------------
CLASS B SHARES
Sold................................................     880,081     13,253,378    3,713,901      81,603,438
Redeemed............................................  (3,457,511)   (48,412,152)  (6,645,494)   (137,889,624)
                                                      ----------   ------------   ----------   -------------
Net decrease - Class B..............................  (2,577,430)   (35,158,774)  (2,931,593)    (56,286,186)
                                                      ----------   ------------   ----------   -------------
CLASS C SHARES
Sold................................................     100,216      1,520,442      234,630       4,836,995
Redeemed............................................    (162,730)    (2,248,268)    (351,967)     (7,250,017)
                                                      ----------   ------------   ----------   -------------
Net decrease - Class C..............................     (62,514)      (727,826)    (117,337)     (2,413,022)
                                                      ----------   ------------   ----------   -------------
CLASS D SHARES
Sold................................................   1,509,209     23,092,361    1,872,398      39,870,240
Redeemed............................................    (566,956)    (8,291,272)  (1,399,138)    (27,513,239)
                                                      ----------   ------------   ----------   -------------
Net increase - Class D..............................     942,253     14,801,089      473,260      12,357,001
                                                      ----------   ------------   ----------   -------------
Net decrease in Fund................................  (1,546,493)  $(18,922,623)  (2,595,234)  $ (46,437,659)
                                                      ==========   ============   ==========   =============

Morgan Stanley Special Growth Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                   FOR THE SIX                  FOR THE YEAR ENDED FEBRUARY 28,                  JULY 28, 1997*
                                   MONTHS ENDED     --------------------------------------------------------        THROUGH
                                 AUGUST 31, 2002       2002            2001          2000**          1999      FEBRUARY 28, 1998
                                 ----------------   -----------      ---------      ---------      ---------   ------------------
                                   (unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of
 period........................         $16.45          $24.42         $62.72         $23.13         $21.18           $18.12
                                        ------          ------         ------         ------         ------           ------

Income (loss) from investment
 operations:
    Net investment loss++......          (0.13)          (0.30)         (0.40)         (0.41)         (0.29)           (0.15)
    Net realized and unrealized
    gain (loss)................          (5.14)          (7.67)        (36.19)         42.93           2.24             3.21
                                        ------          ------         ------         ------         ------           ------

Total income (loss) from
 investment operations.........          (5.27)          (7.97)        (36.59)         42.52           1.95             3.06
                                        ------          ------         ------         ------         ------           ------

Less distributions from net
  realized gain................           --              --            (1.71)         (2.93)          --               --
                                        ------          ------         ------         ------         ------           ------

Net asset value, end of
  period.......................         $11.18          $16.45         $24.42         $62.72         $23.13           $21.18
                                        ======          ======         ======         ======         ======           ======

Total Return+..................         (32.04)%(1)     (32.64)%       (59.57)%       191.77%          9.21%           16.89 %(1)

Ratios to Average Net Assets:
Expenses.......................           1.74 %(2)(3)    1.59%(3)       1.33%(3)       1.40%(3)       1.50%(3)         1.52 %(2)

Net investment loss............          (1.69)%(2)(3)   (1.40)%(3)     (0.95)%(3)     (1.13)%(3)     (1.40)%(3)       (1.32)%(2)

Supplemental Data:
Net assets, end of period, in
 thousands.....................        $11,249         $14,064        $21,357        $36,835         $2,450             $276

Portfolio turnover rate........             12 %(1)         25%            37%            59%            51%              61 %(1)

---------------------

     *   The date shares were first issued.
    **   Year ended February 29, 2000.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
FINANCIAL HIGHLIGHTS continued

                                       FOR THE SIX                           FOR THE YEAR ENDED FEBRUARY 28,
                                       MONTHS ENDED     -------------------------------------------------------------------------
                                     AUGUST 31, 2002       2002            2001           2000**           1999           1998*
                                     ----------------   -----------      ---------      -----------      ---------      ---------
                                       (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period............................         $15.88          $23.76         $61.57         $  22.84         $21.08         $15.73
                                            ------          ------         ------         --------         ------         ------

Income (loss) from investment
 operations:
    Net investment loss++..........          (0.18)          (0.45)         (0.69)           (0.55)         (0.43)         (0.37)
    Net realized and unrealized
    gain (loss)....................          (4.95)          (7.43)        (35.41)           42.21           2.19           5.72
                                            ------          ------         ------         --------         ------         ------

Total income (loss) from investment
 operations........................          (5.13)          (7.88)        (36.10)           41.66           1.76           5.35
                                            ------          ------         ------         --------         ------         ------

Less distributions from net
  realized gain....................           --              --            (1.71)           (2.93)          --             --
                                            ------          ------         ------         --------         ------         ------

Net asset value, end of period.....         $10.75          $15.88         $23.76         $  61.57         $22.84         $21.08
                                            ======          ======         ======         ========         ======         ======

Total Return+......................         (32.30)%(1)     (33.16)%       (59.89)%         190.41%          8.35%         34.01%

Ratios to Average Net Assets:
Expenses...........................           2.49 %(2)(3)    2.35%(3)       2.03%(3)         1.85%(3)       2.18%(3)       2.25%

Net investment loss................          (2.44)%(2)(3)   (2.16)%(3)     (1.65)%(3)       (1.58)%(3)     (2.08)%(3)     (2.05)%

Supplemental Data:
Net assets, end of period, in
 thousands.........................       $148,666        $260,504       $459,380       $1,069,967       $322,489       $340,665

Portfolio turnover rate............             12 %(1)         25%            37%              59%            51%            61%

---------------------

     *   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date have been
         designated Class B shares.
    **   Year ended February 29, 2000.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
FINANCIAL HIGHLIGHTS continued



                                                                                                                 FOR THE PERIOD
                                   FOR THE SIX                  FOR THE YEAR ENDED FEBRUARY 28,                  JULY 28, 1997*
                                   MONTHS ENDED     --------------------------------------------------------        THROUGH
                                 AUGUST 31, 2002       2002            2001          2000**          1999      FEBRUARY 28, 1998
                                 ----------------   -----------      ---------      ---------      ---------   ------------------
                                   (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of
 period........................         $15.85          $23.67         $61.40         $22.85         $21.08           $18.12
                                        ------          ------         ------         ------         ------           ------

Income (loss) from investment
 operations:
    Net investment loss++......          (0.18)          (0.41)         (0.73)         (0.70)         (0.45)           (0.24)
    Net realized and unrealized
    gain (loss)................          (4.94)          (7.41)        (35.29)         42.18           2.22             3.20
                                        ------          ------         ------         ------         ------           ------

Total income (loss) from
 investment operations.........          (5.12)          (7.82)        (36.02)         41.48           1.77             2.96
                                        ------          ------         ------         ------         ------           ------

Less distributions from net
  realized gain................           --              --            (1.71)         (2.93)          --               --
                                        ------          ------         ------         ------         ------           ------

Net asset value, end of
  period.......................         $10.73          $15.85         $23.67         $61.40         $22.85           $21.08
                                        ======          ======         ======         ======         ======           ======

Total Return+..................         (32.17)%(1)     (33.16)%       (59.93)%       189.51%          8.35%           16.39 %(1)

Ratios to Average Net Assets:

Expenses.......................           2.49 %(2)(3)    2.20%(3)       2.16%(3)       2.18%(3)       2.26%(3)         2.29 %(2)

Net investment loss............          (2.44)%(2)(3)   (2.01)%(3)     (1.78)%(3)     (1.91)%(3)     (2.16)%(3)       (2.10)%(2)

Supplemental Data:
Net assets, end of period, in
 thousands.....................         $6,974         $11,294        $19,639        $28,675         $2,662             $923

Portfolio turnover rate........             12 %(1)         25%            37%            59%            51%              61 %(1)

---------------------

     *   The date shares were first issued.
    **   Year ended February 29, 2000.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
FINANCIAL HIGHLIGHTS continued



                                                                                                                 FOR THE PERIOD
                                   FOR THE SIX                  FOR THE YEAR ENDED FEBRUARY 28,                  JULY 28, 1997*
                                   MONTHS ENDED     --------------------------------------------------------        THROUGH
                                 AUGUST 31, 2002       2002            2001          2000**          1999      FEBRUARY 28, 1998
                                 ----------------   -----------      ---------      ---------      ---------   ------------------
                                   (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of
 period........................         $16.61          $24.60         $63.11         $23.20         $21.21           $18.12
                                        ------          ------         ------         ------         ------           ------

Income (loss) from investment
 operations:
    Net investment loss++......          (0.11)          (0.25)         (0.32)         (0.35)         (0.24)           (0.12)
    Net realized and unrealized
      gain (loss)..............          (5.20)          (7.74)        (36.48)         43.19           2.23             3.21
                                        ------          ------         ------         ------         ------           ------

Total income (loss) from
 investment operations.........          (5.31)          (7.99)        (36.80)         42.84           1.99             3.09
                                        ------          ------         ------         ------         ------           ------

Less distributions from net
  realized gain................           --              --            (1.71)         (2.93)          --               --
                                        ------          ------         ------         ------         ------           ------

Net asset value, end of
  period.......................         $11.30          $16.61         $24.60         $63.11         $23.20           $21.21
                                        ======          ======         ======         ======         ======           ======

Total Return+..................         (31.97)%(1)     (32.48)%       (59.53)%       192.59%          9.38%           17.05 %(1)

Ratios to Average Net Assets:
Expenses.......................           1.49 %(2)(3)    1.35%(3)       1.16%(3)       1.18%(3)       1.26%(3)         1.27 %(2)

Net investment loss............          (1.44)%(2)(3)   (1.16)%(3)     (0.78)%(3)     (0.91)%(3)     (1.16)%(3)       (1.10)%(2)

Supplemental Data:
Net assets, end of period, in
 thousands.....................        $34,932         $35,683        $41,207        $21,570            $13              $12

Portfolio turnover rate........             12 %(1)         25%            37%            59%            51%              61 %(1)

---------------------

     *   The date shares were first issued.
    **   Year ended February 29, 2000.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Calculated based on the net asset value as of the last
         business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUP-ADVISOR
TCW Investment Management Company
805 South Figueroa Street, Suite 1800
Los Angeles, California 90017

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
Special Growth Fund

Semiannual Report
August 31, 2002

37892RPT-8323102-AP-9/02